LEASES - Changes in lease liabilities (Details) - BRL (R$) R$ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Lessee, Operating Leases, Changes in Lease Libilities [Line Items]
Opening Balance	R$ 6,972,915	R$ 6,972,915	R$ 6,243,782
Additions		487,903	744,226
Write-offs (2)			(3,102)
Payments		(713,779)	(1,325,398)
Accrual of financial charges (1)		363,441	700,283
Exchange rate variations		(322,483)	613,124
Closing Balance		6,787,997	6,972,915
Current		838,023	872,228
Non-current		5,949,974	R$ 6,100,687
Leased Land | Biological assets [domain]
Lessee, Operating Leases, Changes in Lease Libilities [Line Items]
Operating Leases, Capitalized Interest	R$ 223,055	R$ 133,133